S000001256 [Member] Expense Example - HIGH YIELD FIXED INCOME FUND - HIGH YIELD FIXED INCOME FUND	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	$ 818